Bank borrowings	12 Months Ended
Dec. 31, 2021
Debt Instruments [Abstract]
Bank Borrowings

17Bank borrowings

	As of December 31,
	2020	2021
1-year revolving loans denominated in RMB at interest rates of 5.22% (2020: 4.50% to 5.22%) per annum	5,584	31,912
Half-year revolving loan denominated in RMB at interest rates ranging from 3.00% to 6.25% (2020: 3.45% to 6.35%) per annum	35,104	26,691
Revolving service trade loan denominated in HK$ at interest rates ranging from 4.35% to 4.43% (2020: 4.03% to 4.43%) per annum	3,999	84
Rollover period revolving loan denominated in US$ at an interest rate 4.59% per annum	1,000	-
3-month revolving loan denominated in RMB at an interest rate of 3.00% (2020: 3.25%) per annum	10,353	9,917
1-year term loans denominated in RMB at interest rates ranging from 3.85% to 4.50% per annum	-	6,926
	56,040	75,530

Note:

(i)

Corporate guarantee by the Company, bank deposits of the Group of US$36,146 (2020: US$41,639) and accounts receivable of the Group of US$18,250 (2020: US$36,956) are provided as pledge to secure the obligations under the facilities from certain banks.

(ii)

Out of the total banking facilities of US$121,708 and US$213,289 available to the Group as of December 31, 2020 and 2021, respectively, US$56,040 and US$75,530 have been utilized by the Group as of December 31, 2020 and 2021, respectively. As of December 31, 2020 and 2021, total undrawn revolving, service trade and term loan facilities amounted to US$115,338, US$18,013 and US$4,408 (2020: US$58,667, US$6,001 and US$1,000) respectively. Total undrawn facilities available for drawdown as of December 31, 2021, net of bank deposits that would need to be pledged as restricted cash upon utilization of the facilities, amounted to US$33,326.

(iii)

As of December 31, 2021 certain financial covenants (minimum quarterly EBITDA as defined in the banking facilities agreements) as set out in these loan agreements have been breached. The Group has obtained waiver letters such that the bank would not demand immediate repayment from the Group. As of December 31, 2020, no financial covenants as set out in these loan agreements were breached.

The weighted average interest rate for bank borrowings outstanding as of December 31, 2020 and 2021 was 4.19% and 4.64% per annum, respectively. Other than those shown above, the Company did not have any significant capital and other commitments, long-term obligations, or guarantees as of December 31, 2020 and 2021.